Shareholder Report, Average Annual Return (Details) 197256_Pacer Lunt MidCap Multi-Factor Alternator ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Lunt MidCap Multi-Factor Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Lunt MidCap Multi-Factor Alternator ETF NAV
Average Annual Return, Percent	29.92%	8.21%	15.44%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lunt Capital U.S. MidCap Multi-Factor Rotation Index
Average Annual Return, Percent	30.63%	8.82%	16.30%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	31.17%	12.65%	17.38%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	29.49%	7.60%	15.27%